[LETTERHEAD OF CLIFFORD CHANCE US LLP]

May 29, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Fund, Inc. (the “Fund”)
Securities Act File No. 33-23166
Post-Effective Amendment No. 68
Investment Company Act File No. 811-05624
Amendment No. 69

Dear Sir or Madam:

Attached herewith for filing is Post-Effective Amendment No. 68 to the Fund’s Registration Statement on Form N-1A relating to the Disciplined Large Cap Value Active Extension Portfolio and Systematic Large Cap Core Active Extension Portfolio, each a series of the Fund that we anticipate going effective immediately upon filing. In connection with the filing of Post-Effective Amendment No. 68 to this Fund’s Registration Statement on Form N-1A, we hereby represent, pursuant to Rule 485(b), that the said Post-Effective Amendment No. 68 filed pursuant to Rule 485(b) under the Securities Act of 1933 does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b).

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Edward Meehan of Morgan Stanley at (212) 762-8687.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss